OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Components of other liabilities

	Notes	December 31, 2019	December 31, 2018
Derivatives	23(a)	$2.3	$10.6
Current portion of other liabilities		$—	$4.6
Non-current portion of other liabilities		2.3	6.0
		$2.3	$10.6